------------------
 ANNUAL
------------------
 REPORT
------------------
 MONEY
------------------
 MARKET
------------------
 FUNDS
------------------

Prime
Money Market
Mutual Fund

Treasury
Money Market
Mutual Fund

SERVICE CLASS

MARCH 31, 1997

                                                               TABLE OF CONTENTS
LETTER TO SHAREHOLDERS                                                         1

INVESTMENT ADVISER Q & A

  Prime Money Market Mutual Fund -- Service Class                              2

  Treasury Money Market Mutual Fund -- Service Class                           2

PORTFOLIOS OF INVESTMENTS

  Prime Money Market Mutual Fund                                               3

  Treasury Money Market Mutual Fund                                            6

STAGECOACH FUNDS

  Statement of Assets and Liabilities                                          8

  Statements of Operations                                                     9

  Statements of Changes in Net Assets                                         10

  Financial Highlights                                                        12

  Notes to Financial Statements                                               17

  Independent Auditors' Report                                                26

LIST OF ABBREVIATIONS                                                         27

  STAGECOACH FUNDS:
  --------------------------------------------------------------------------

- ARE NOT FDIC INSURED
- ARE NOT GUARANTEED BY WELLS FARGO BANK            [NO FDIC]
- ARE NOT DEPOSITS OR OBLIGATIONS OF WELLS FARGO
  BANK
- INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS
  OF PRINCIPAL

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

---------------------

                                                          LETTER TO SHAREHOLDERS

------------------
TO OUR SHAREHOLDERS:
Welcome to the 1997 Stagecoach Funds Annual Report.

This Report, dated March 31, 1997, comes to you six months after the previous Annual Report dated September 30, 1996. As we explained in the Shareholder Letter at that time, for administrative reasons, the Stagecoach Funds have shifted their financial year-end to March 31. This change does not otherwise affect the operation, nor does it affect the investment objectives, of the Funds.

The recently completed reporting period saw market volatility and the long-expected increase in the federal funds target rate. After months of debate on the rate of economic growth and the potential for increased rates of inflation, the Federal Reserve Board acted in March to raise rates by 0.25%. The Fed's action capped a six month period which showed only modest total return for the fixed-income market.

The equity market, as measured by the Standard & Poor's 500 Index, fell 7.20% in March from its January high. While this environment offered some challenges, we feel that much of the "bad news" has been greatly exaggerated. For example, the S&P 500 Index still enjoyed a 1997 year-to-date return through March 31 of 2.69%. The positive return for the six-month period ended March 31, 1997 was 11.24%. The news is similar concerning the further market correction that occurred after the reporting period. As of early May, the market had recouped much of its March and April losses.

Of course, equity issues do not rise and fall in unison. Large company stocks have fared well recently as investor dollars sought their greater security and reduced volatility. Various sectors such as technology and finance stocks have fluctuated acutely in recent months. Value stocks have outperformed growth stocks, in contrast to recent years.

It is all too easy to be confused by such a variety of returns and apparently conflicting information. That's why it is so important to truly understand the investment philosophies and long-range goals that govern your Fund. We have always felt that the more you understand your investment, the less likely you are to be unduly concerned with short-term developments.

The following pages discuss what factors have affected the returns for the Stagecoach Funds during the reporting period. These commentaries were written for you -- our shareholders -- as part of the Stagecoach Funds commitment to education, information and service as we help you meet your financial goals.

STAGECOACH FUNDS
MAY 1997

                                                           ---------------------

STAGECOACH MONEY MARKET MUTUAL FUNDS

--------------------
INVESTMENT ADVISER Q&A
PRIME MONEY MARKET MUTUAL FUND -- SERVICE CLASS
TREASURY MONEY MARKET MUTUAL FUND -- SERVICE CLASS

WHAT WERE THE SEVEN-DAY CURRENT YIELDS AS OF MARCH 31, 1997?

Seven-day current yields for the Funds for the end of the reporting period and for the prior period ended September 30, 1996, are as follows:

                                MARCH 31,  SEPT. 30,
FUND                                 1997       1996
----------------------------------------------------
Prime Money Market Mutual Fund      5.12%      5.09%
Treasury MMMF                       5.08%      4.90%

THE FEDERAL FUNDS TARGET RATE, SET BY THE FEDERAL RESERVE, IS THE GREATEST INFLUENCE ON MONEY MARKET YIELDS. YET THE RATE REMAINED UNCHANGED THROUGHOUT MOST OF THE YEAR. WHY DID YIELDS FLUCTUATE?

There are a number of reasons. If the economy is expected to grow rapidly, rates usually move higher in anticipation of a Fed rate hike. Cash flows into money market mutual funds is another important factor. The dynamics of supply and demand as managers invest shareholders' cash can drive yields higher or drag them lower, particularly for variable rate securities.

WHAT DOES "WEIGHTED AVERAGE MATURITY" TELL US ABOUT THE FUNDS? HOW HAS IT CHANGED DURING THE PERIOD?

Weighted average maturity is a measure of the average length of time before securities in a portfolio mature on a dollar for dollar basis. It is one of the measures of a fund's sensitivity to interest rate changes with longer maturities feeling greater impact. Typically, for a money market mutual fund, managers will increase maturity to lock in higher rates or shorten maturity if they anticipate higher rates being available soon. Market forces may also make one range relatively more attractive than another. For the most part, the weighted average maturity for these Funds has been fairly steady and in the short-to-intermediate range.

SINCE THE FEDERAL RESERVE RAISED THE FEDERAL FUNDS TARGET RATE IN MARCH, DO YOU EXPECT FURTHER ACTION?

The Federal Reserve has rarely effected only a single increase when changing monetary policy, so additional increases are likely. However, the federal funds target rate is relatively high compared to the Consumer Price Index (the prime measure of inflation), so we believe that substantial increases are unlikely.

---------------------
2

                                                  PRIME MONEY MARKET MUTUAL FUND
-------------------------------------------------
PORTFOLIO OF INVESTMENTS  - MARCH 31, 1997

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CERTIFICATES OF DEPOSITS - 16.30%
$60,000,000  Commerzbank Finance Inc                              5.80 %        01/15/98   $   60,013,647
 30,000,000  Deutsche Bank (Yankee)                               6.11          07/11/97       30,000,000
 25,000,000  Huntington National Bank                             5.33          04/14/97       25,000,000
 40,000,000  Northern Trust Co                                    5.50          11/21/97       40,000,000
 30,000,000  Societe Generale (Yankee)                            6.09          07/30/97       30,000,000
 50,000,000  Union Bank of California                             6.00          04/04/97       50,000,000
                                                                                           --------------
             TOTAL CERTIFICATES OF DEPOSITS                                                $  235,013,647

             COMMERCIAL PAPER - 45.48%
$50,000,000  Asset Securitization Cooperative Corp++              5.34 %(F)     04/14/97   $   49,903,583
 10,000,000  Associates Corp of North America                     5.32 (F)      09/25/97        9,738,433
 12,000,000  CC USA Inc++                                         5.29 (F)      05/27/97       11,901,253
  7,000,000  CC USA Inc++                                         5.29 (F)      08/26/97        6,848,794
 25,000,000  Ciesco LP                                            5.30 (F)      04/03/97       24,992,639
 20,000,000  CIT Group Holdings Inc                               5.26 (F)      04/22/97       19,938,633
 30,000,000  Corporate Asset Funding Co Inc++                     5.25 (F)      04/04/97       29,986,875
 50,000,000  Daimler Benz North America Corp                      5.27 (F)      07/21/97       49,187,542
 60,000,000  General Electric Capital Corp                        5.33 (F)      04/28/97       59,760,150
 40,000,000  Goldman Sachs & Co                                   5.34 (F)      05/28/97       39,661,800
 25,000,000  IBM Credit Corp                                      5.30 (F)      04/04/97       24,988,958
 25,000,000  Merrill Lynch & Co                                   5.28 (F)      06/04/97       24,765,333
 45,000,000  Merrill Lynch & Co                                   5.34 (F)      06/06/97       44,559,450
 18,800,000  Prefco Corp                                          5.27 (F)      04/25/97       18,733,949
 55,000,000  Receivables Capital Corp++                           5.36 (F)      04/15/97       54,885,356
 50,000,000  Reed Elsevier Inc++                                  5.33 (F)      05/13/97       49,689,083
 15,000,000  Riverwoods Funding Corp                              5.34 (F)      04/16/97       14,966,625
 37,000,000  Sweden (Kingdom of)                                  5.34 (F)      07/29/97       36,346,888
 30,000,000  Swedish Export Credit Corp                           5.34 (F)      05/14/97       29,808,650
 55,000,000  Transamerica Financial Corp                          5.33 (F)      04/22/97       54,828,998
                                                                                           --------------
             TOTAL COMMERCIAL PAPER                                                        $  655,492,992

                                                           ---------------------

PRIME MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CORPORATE NOTES - 8.68%
$60,000,000  Barclays Bank Plc                                    5.62 %        02/20/98   $   59,970,990
 30,000,000  Beta Finance Inc                                     5.80          01/15/98       30,000,000
 35,000,000  Society National Bank                                6.13          11/21/97       35,106,619
                                                                                           --------------
             TOTAL CORPORATE NOTES                                                         $  125,077,609

             FEDERAL AGENCIES - 1.02%
$15,000,000  Federal Farm Credit Bank                             5.54 %        08/19/97   $   14,694,917

             VARIABLE AND FLOATING RATE BONDS - 20.80%
$60,000,000  Abbey National North America                         5.61 %        10/10/97   $   59,959,386
 60,000,000  Bankers Trust New York Corp                          5.60          11/20/97       59,973,576
 50,000,000  CIT Group Holdings Inc                               5.58          11/20/97       49,961,300
 50,000,000  Federal Farm Credit Bank                             5.54          11/06/97       49,971,000
 30,000,000  First Bank of North Dakota                           5.38          12/17/97       29,978,868
 50,000,000  PNC Bank Corp                                        5.34          07/02/97       49,960,000
                                                                                           --------------
             TOTAL VARIABLE AND FLOATING RATE BONDS                                        $  299,804,130

             REPURCHASE AGREEMENTS - 7.60%
$72,419,000  Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         6.50 %        04/01/97   $   72,419,000
  7,151,000  HSBC Securities Inc Repurchase Agreement - 102%
               Collateralized by U.S. Government Securities       6.37          04/01/97        7,151,000
 15,000,000  JP Morgan Securities Inc Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         6.30          04/01/97       15,000,000
 15,000,000  Morgan Stanley & Co Repurchase Agreement - 102%
               Collateralized by U.S. Government Securities       6.20          04/01/97       15,000,000
                                                                                           --------------
             TOTAL REPURCHASE AGREEMENTS                                                   $  109,570,000

------------------------
4

                                                  PRIME MONEY MARKET MUTUAL FUND

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $1,439,653,295)* (Note 1)                          99.88%               $1,439,653,295
              Other Assets and Liabilities, Net                         0.12                     1,690,522
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $1,441,343,817
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

 ++ THESE SECURITIES ARE NOT REGISTERED UNDER THE SECURITIES ACT OF 1933. RULE 144A UNDER THAT ACT PERMITS THESE SECURITIES TO BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION TO QUALIFIED INSTITUTIONAL BUYERS. THESE SECURITIES WERE DEEMED LIQUID BY THE INVESTMENT ADVISER IN ACCORDANCE WITH PROCEDURES APPROVED BY THE FUND'S BOARD OF DIRECTORS.
(F)  YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

TREASURY MONEY MARKET MUTUAL FUND
-------------------------------------------------
PORTFOLIO OF INVESTMENTS  - MARCH 31, 1997

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             U.S. TREASURY SECURITIES - 58.94%
             U.S. TREASURY BILLS - 33.69%
$215,000,000 U.S. Treasury Bills                                  4.94 %(F)     04/17/97   $  214,501,267
195,000,000  U.S. Treasury Bills                                  4.98 (F)      04/03/97      194,942,419
 75,000,000  U.S. Treasury Bills                                  5.14 (F)      05/01/97       74,685,000
 30,000,000  U.S. Treasury Bills                                  5.18 (F)      05/15/97       29,817,400
100,000,000  U.S. Treasury Bills                                  5.20 (F)      05/29/97       99,184,778
                                                                                           --------------
                                                                                           $  613,130,864

             U.S. TREASURY NOTES - 25.25%
$29,600,000  U.S. Treasury Notes                                  5.50 %        09/30/97   $   29,608,025
 50,000,000  U.S. Treasury Notes                                  5.63          06/30/97       49,955,366
183,900,000  U.S. Treasury Notes                                  5.88          07/31/97      184,193,206
135,000,000  U.S. Treasury Notes                                  6.50          05/15/97      135,144,139
 59,850,000  U.S. Treasury Notes                                  7.88          01/15/98       60,773,240
                                                                                           --------------
                                                                                           $  459,673,976
             TOTAL U.S. TREASURY SECURITIES                                                $1,072,804,840
             (Cost $1,072,804,840)

------------------------
6

                                               TREASURY MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             REPURCHASE AGREEMENTS - 41.17%
$172,575,000 Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         6.50 %        04/01/97   $  172,575,000
187,452,000  HSBC Securities Inc Repurchase Agreement - 102%
               Collateralized by U.S. Government Securities       6.37          04/01/97      187,452,000
232,766,000  JP Morgan Securities Inc Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         6.30          04/01/97      232,766,000
156,530,000  Morgan Stanley & Co Repurchase Agreement - 102%
               Collateralized by U.S. Government Securities       6.20          04/01/97      156,530,000
                                                                                           --------------
             TOTAL REPURCHASE AGREEMENTS                                                   $  749,323,000
             (Cost $749,323,000)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $1,822,127,840)* (Note 1)                         100.11%               $1,822,127,840
              Other Assets and Liabilities, Net                        (0.11)                   (1,936,332)
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $1,820,191,508
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

(F)  YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENT OF ASSETS & LIABILITIES - MARCH 31, 1997

                                                      PRIME           TREASURY
                                               MONEY MARKET       MONEY MARKET
                                                MUTUAL FUND        MUTUAL FUND
------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  In securities, at market value (see
    cost below) (includes repurchase
    agreements of $749,323,000 for the
    Treasury Money Market Mutual Fund)       $1,439,653,295     $1,822,127,840
  Cash                                                1,043              1,484
Receivables:
  Interest                                        9,546,939          6,944,677
Organization expenses, net of
  amortization                                       47,805            114,138
Prepaid expenses                                    199,837            446,262
TOTAL ASSETS                                  1,449,448,919      1,829,634,401
LIABILITIES
Payables:
  Distribution to shareholders                    5,867,709          6,609,856
  Due to sponsor and distributor (Note
    2)                                              400,531            512,522
  Due to adviser (Note 2)                         1,595,466          1,919,921
  Other                                             241,396            400,594
TOTAL LIABILITIES                                 8,105,102          9,442,893
TOTAL NET ASSETS
                                             $1,441,343,817     $1,820,191,508
Net assets consist of:
  Paid-in capital                            $1,441,486,118     $1,820,190,491
  Undistributed net realized gain (loss)
    on investments                                 (142,301)             1,017
TOTAL NET ASSETS                             $1,441,343,817     $1,820,191,508
COMPUTATION OF NET ASSET VALUE AND
OFFERING PRICE PER SHARE
Net assets - Class A                         $  277,043,797     $   66,486,164
Shares outstanding - Class A                    277,132,958         66,507,745
Net asset value and offering price per
  share - Class A                            $         1.00     $         1.00
Net assets - Class E                                    N/A     $  820,657,027
Shares outstanding - Class E                            N/A        820,657,027
Net asset value and offering price per
  share - Class E                                       N/A     $         1.00
Net assets - Institutional Class             $  538,194,693     $  449,647,328
Shares outstanding - Institutional Class        538,324,527        449,775,318
Net asset value and offering price per
  share - Institutional Class                $         1.00     $         1.00
Net assets - Service Class                   $  626,105,327     $  483,400,989
Shares outstanding - Service Class              626,274,744        483,415,134
Net asset value and offering price per
  share - Service Class                      $         1.00     $         1.00
INVESTMENT AT COST                           $1,439,653,295     $1,822,127,840
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

------------------------
8

                                                        STATEMENTS OF OPERATIONS

                                               PRIME MONEY MARKET MUTUAL     TREASURY MONEY MARKET MUTUAL
                                                                    FUND                             FUND
                                             ---------------------------     ----------------------------
                                             FOR THE SIX                     FOR THE SIX
                                                  MONTHS         FOR THE          MONTHS          FOR THE
                                                   ENDED      YEAR ENDED           ENDED       YEAR ENDED
                                               MARCH 31,       SEPT. 30,       MARCH 31,        SEPT. 30,
                                                    1997            1996            1997             1996
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                                   $41,277,920     $76,400,197     $48,772,796     $105,450,049
TOTAL INVESTMENT INCOME                       41,277,920      76,400,197      48,772,796      105,450,049
EXPENSES (NOTE 2)
  Advisory fees                                1,880,042       3,399,237       2,270,318        4,516,348
  Administration fees                            400,123       1,230,872         483,198        1,745,759
  Custody fees                                   125,587         159,830         151,657          252,183
  Shareholder servicing fees                   1,046,569       3,335,692       1,345,644        4,608,283
  Portfolio accounting fees                      180,938          20,916         212,691                0
  Transfer agency fees                           283,831          43,131         285,007           82,755
  Distribution fees                               70,734          62,301          60,389           13,064
  Amortization of organization expenses            6,832               0          12,694            7,954
  Legal and audit fees                            18,800          39,536          16,408           47,635
  Registration fees                              115,588         134,969         209,163          218,636
  Directors' fees                                  2,300           2,912           6,201            2,910
  Shareholder reports                              8,400               0           8,269           12,326
  Other                                           12,166         115,064           6,682           63,074
TOTAL EXPENSES                                 4,151,910       8,544,460       5,068,321       11,570,927
Less:
  Waived fees and reimbursed expenses         (1,159,325)     (2,901,214)     (1,401,326)      (4,051,564)
Net Expenses                                   2,992,585       5,643,246       3,666,995        7,519,363
NET INVESTMENT INCOME                         38,285,335      70,756,951      45,105,801       97,930,686

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
  Net realized gain (loss) on sale of
    investments                                  (39,213)              0           1,017           39,272
NET GAIN (LOSS) ON INVESTMENTS                   (39,213)              0           1,017           39,272
NET INCREASE IN NET ASSETS RESULTING
FROM
 OPERATIONS                                  $38,246,122     $70,756,951     $45,106,818     $ 97,969,958
---------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      PRIME MONEY MARKET MUTUAL FUND
                                             -------------------------------------------------------
                                                 FOR THE SIX             FOR THE             FOR THE
                                                MONTHS ENDED          YEAR ENDED          YEAR ENDED
                                              MARCH 31, 1997      SEPT. 30, 1996      SEPT. 30, 1995
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                      $    38,285,335     $    70,756,951     $    31,628,024
  Net realized gain (loss) on sale of
    investments                                      (39,213)                  0                   0
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                   38,246,122          70,756,951          31,628,024
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                       (7,008,067)        (14,569,914)                  0
    CLASS E                                              N/A                 N/A                 N/A
    INSTITUTIONAL CLASS                          (13,890,812)        (21,372,473)           (299,809)
    SERVICE CLASS                                (17,386,456)        (34,814,564)        (31,328,215)
  In excess of net investment income
    CLASS A                                                0             (17,515)                  0
    CLASS E                                              N/A                 N/A                 N/A
    INSTITUTIONAL CLASS                                    0             (29,352)                  0
    SERVICE CLASS                                          0             (56,259)                  0
  From realized gain on sale of
    investments
    CLASS A                                                0                   0                   0
    CLASS E                                              N/A                 N/A                 N/A
    INSTITUTIONAL CLASS                                    0                   0                   0
    SERVICE CLASS                                          0                   0                   0
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A            332,738,149         831,565,415                   0
  Reinvestment of dividends - Class A                240,495             916,433                   0
  Cost of shares redeemed - Class A             (320,827,816)       (567,563,822)                  0
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A                            12,150,828         264,918,026                   0
  Proceeds from shares sold - Class E                    N/A                 N/A                 N/A
  Reinvestment of dividends - Class E                    N/A                 N/A                 N/A
  Cost of shares redeemed - Class E                      N/A                 N/A                 N/A
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS E                                   N/A                 N/A                 N/A
  Proceeds from shares sold -
    Institutional Class                        1,593,666,413       5,079,644,286         104,661,000
  Reinvestment of dividends -
    Institutional Class                            1,847,923             176,187                   0
  Cost of shares redeemed -
    Institutional Class                       (1,481,265,875)     (4,686,437,789)        (74,055,000)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS               114,248,461         393,382,684          30,606,000
  Proceeds from shares sold - Service
    Class                                      1,211,666,872       2,007,890,215       8,252,511,223
  Reinvestment of dividends - Service
    Class                                             90,409             117,361                   0
  Cost of shares redeemed - Service
    Class                                     (1,326,393,380)     (1,881,188,708)     (8,203,819,000)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - SERVICE CLASS                    (114,636,099)        126,818,868          48,692,223
INCREASE (DECREASE) IN NET ASSETS                 11,723,977         785,016,452          79,298,223

NET ASSETS:
  Beginning net assets                         1,429,619,840         644,603,388         565,305,165
  ENDING NET ASSETS                          $ 1,441,343,817     $ 1,429,619,840     $   644,603,388
----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

---------------------
10

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                                    TREASURY MONEY MARKET MUTUAL FUND
                                             --------------------------------------------------------
                                                 FOR THE SIX             FOR THE              FOR THE
                                                MONTHS ENDED          YEAR ENDED           YEAR ENDED
                                              MARCH 31, 1997      SEPT. 30, 1996       SEPT. 30, 1995
-----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                      $    45,105,801     $    97,930,686     $     49,027,757
  Net realized gain (loss) on sale of
    investments                                        1,017              39,272                    0
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                   45,106,818          97,969,958           49,027,757
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                       (1,327,300)         (2,763,079)                   0
    CLASS E                                         (905,615)                  0                    0
    INSTITUTIONAL CLASS                          (12,730,969)        (62,003,165)            (265,033)
    SERVICE CLASS                                (30,141,918)        (33,164,442)         (48,762,724)
  In excess of net investment income
    CLASS A                                                0                (293)                   0
    CLASS E                                                0                   0                    0
    INSTITUTIONAL CLASS                                    0             (14,701)                   0
    SERVICE CLASS                                          0              (4,695)                   0
  From realized gain on sale of
    investments
    CLASS A                                           (1,075)                  0                    0
    CLASS E                                                0                   0                    0
    INSTITUTIONAL CLASS                              (12,378)                  0                    0
    SERVICE CLASS                                    (25,819)                  0                    0
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A            101,803,141         265,329,368                    0
  Reinvestment of dividends - Class A                117,496             303,969                    0
  Cost of shares redeemed - Class A              (89,139,342)       (211,928,115)                   0
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A                            12,781,295          53,705,222                    0
  Proceeds from shares sold - Class E            892,833,080                   0                    0
  Reinvestment of dividends - Class E                      0                   0                    0
  Cost of shares redeemed - Class E              (72,176,053)                  0                    0
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS E                           820,657,027                   0                    0
  Proceeds from shares sold -
    Institutional Class                          998,327,768       4,920,884,222          120,817,000
  Reinvestment of dividends -
    Institutional Class                              978,929           1,018,863                    0
  Cost of shares redeemed -
    Institutional Class                       (1,090,336,130)     (4,417,665,197)         (84,374,000)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS               (91,029,433)        504,237,888           36,443,000
  Proceeds from shares sold - Service
    Class                                      2,043,006,993       3,893,787,080       20,388,947,721
  Reinvestment of dividends - Service
    Class                                            348,407             227,942                    0
  Cost of shares redeemed - Service
    Class                                     (2,900,254,375)     (3,555,407,931)     (20,077,871,000)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - SERVICE CLASS                    (856,898,975)        338,607,091          311,076,721
INCREASE (DECREASE) IN NET ASSETS               (114,528,342)        896,569,784          347,519,721

NET ASSETS:
  Beginning net assets                         1,934,719,850       1,038,150,066          690,630,345
  ENDING NET ASSETS                          $ 1,820,191,508     $ 1,934,719,850     $  1,038,150,066
-----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                           PRIME MONEY MARKET MUTUAL FUND (1)
                                        -----------------------------------------------------
                                                     CLASS A              INSTITUTIONAL CLASS
                                        --------------------  -------------------------------
                                              SIX                   SIX
                                           MONTHS       YEAR     MONTHS       YEAR     PERIOD
                                            ENDED      ENDED      ENDED      ENDED      ENDED
                                        MARCH 31,  SEPT. 30,  MARCH 31,  SEPT. 30,  SEPT. 30,
                                             1997   1996 (2)       1997       1996   1995 (3)
---------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $1.00      $1.00      $1.00      $1.00      $1.00
                                        ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)               0.02       0.05       0.03       0.05       0.01
  Net realized and unrealized gain
    (loss) on investments                    0.00       0.00       0.00       0.00       0.00
                                        ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT OPERATIONS             0.02       0.05       0.03       0.05       0.01
LESS DISTRIBUTIONS:
  Dividends from net investment income      (0.02)     (0.05)     (0.03)     (0.05)     (0.01)
  Distributions from net realized gain       0.00       0.00       0.00       0.00       0.00
                                        ---------  ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS                    (0.02)     (0.05)     (0.03)     (0.05)     (0.01)
                                        ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD              $1.00      $1.00      $1.00      $1.00      $1.00
                                        ---------  ---------  ---------  ---------  ---------
                                        ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (NOT ANNUALIZED)               2.49%      5.09%      2.64%      5.39%      5.65%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)       $277,044   $264,900   $538,195   $423,959    $30,606
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to average net
    assets                                  0.55%      0.55%      0.25%      0.25%      0.26%
  Ratio of net investment income to
    average net assets                      4.95%      5.06%      5.25%      5.33%      5.67%
---------------------------------------------------------------------------------------------
Ratio of expenses to average net
  assets prior to waived fees and
  reimbursed expenses                       0.75%      0.68%      0.38%      0.60%      0.69%
Ratio of net investment income to
  average net assets prior to waived
  fees and reimbursed expenses              4.75%      4.93%      5.12%      4.98%      5.24%
---------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A FUND OF STAGECOACH FUNDS, INC. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. (FICM) SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE CLASS A SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(3)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON AUGUST 11,
     1995.
(4) THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30. The accompanying notes are an integral part of these financial statements.

---------------------
12

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                    PRIME MONEY MARKET MUTUAL FUND (1) (CONT.)
                              ----------------------------------------------------------------
                                                                                 SERVICE CLASS
                              ----------------------------------------------------------------
                                    SIX                              SIX
                                 MONTHS       YEAR       YEAR     MONTHS       YEAR       YEAR
                                  ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                              MARCH 31,  SEPT. 30,  SEPT. 30,  SEPT. 30,  MARCH 31,  MARCH 31,
                                   1997       1996       1995   1994 (4)       1994       1993
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                              ---------  ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                         0.03       0.05       0.05       0.02       0.03       0.03
  Net realized and
    unrealized gain (loss)
    on investments                 0.00       0.00       0.00       0.00       0.00       0.00
                              ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT
  OPERATIONS                       0.03       0.05       0.05       0.02       0.03       0.03
LESS DISTRIBUTIONS:
  Dividends from net
    investment income             (0.03)     (0.05)     (0.05)     (0.02)     (0.03)     (0.03)
  Distributions from net
    realized gain                  0.00       0.00       0.00       0.00       0.00       0.00
                              ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS          (0.03)     (0.05)     (0.05)     (0.02)     (0.03)     (0.03)
                              ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                          $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                              ---------  ---------  ---------  ---------  ---------  ---------
                              ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (NOT
  ANNUALIZED)                     2.54%      5.19%      5.60%      3.71%**     3.00%     3.32%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                     $626,105   $740,760   $614,101   $565,305   $527,599   $468,479
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets            0.45%      0.45%      0.41%      0.41%      0.41%      0.41%
  Ratio of net investment
    income to average net
    assets                        5.04%      5.14%      5.47%      3.67%      2.96%      3.27%
----------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                        0.60%      0.62%      0.68%      0.89%      0.89%      0.89%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                        4.89%      4.97%      5.20%      3.19%      2.48%      2.79%
----------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A FUND OF STAGECOACH FUNDS, INC. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. (FICM) SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE CLASS A SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(3)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON AUGUST 11,
     1995.
(4) THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30. The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                    TREASURY MONEY MARKET
                                                                          MUTUAL FUND (1)
                                                          -------------------------------
                                                                       CLASS A
                                                          --------------------    CLASS E
                                                                SIX             ---------
                                                             MONTHS       YEAR     PERIOD
                                                              ENDED      ENDED      ENDED
                                                          MARCH 31,  SEPT. 30,  MARCH 31,
                                                               1997   1996 (2)   1997 (3)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $1.00      $1.00      $1.00
                                                          ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                 0.02       0.05       0.00
  Net realized and unrealized gain (loss) on investments       0.00       0.00       0.00
                                                          ---------  ---------  ---------
TOTAL FROM INVESTMENT OPERATIONS                               0.02       0.05       0.00
LESS DISTRIBUTIONS:
  Dividends from net investment income                        (0.02)     (0.05)      0.00
  Distributions from net realized gain                         0.00       0.00       0.00
                                                          ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS                                      (0.02)     (0.05)      0.00
                                                          ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                                $1.00      $1.00      $1.00
                                                          ---------  ---------  ---------
                                                          ---------  ---------  ---------
TOTAL RETURN (NOT ANNUALIZED)                                 2.42%      4.95%      0.11%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                          $66,486    $53,706   $820,657
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                     0.55%      0.55%      0.65%
  Ratio of net investment income to average net assets        4.81%      4.96%      4.86%
-----------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                0.75%      0.67%      0.88%
Ratio of net investment income to average net assets
  prior to waived fees and reimbursed expenses                4.61%      4.84%      4.63%
-----------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A FUND OF STAGECOACH FUNDS, INC. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. (FICM) SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE CLASS A SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(3)  THE CLASS E SHARES COMMENCED OPERATIONS ON MARCH 24, 1997.
(4)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON AUGUST 11,
     1995.
The accompanying notes are an integral part of these financial statements.

---------------------
14

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                         TREASURY MONEY MARKET
                                                                       MUTUAL FUND (1) (CONT.)
                              ----------------------------------------------------------------
                                          INSTITUTIONAL CLASS                    SERVICE CLASS
                              -------------------------------  -------------------------------
                                    SIX                              SIX
                                 MONTHS       YEAR     PERIOD     MONTHS       YEAR       YEAR
                                  ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                              MARCH 31,  SEPT. 30,  SEPT. 30,  MARCH 31,  SEPT. 30,  SEPT. 30,
                                   1997       1996   1995 (4)       1997       1996       1995
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                              ---------  ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                         0.03       0.05       0.01       0.02       0.05       0.05
  Net realized and
    unrealized gain (loss)
    on investments                 0.00       0.00       0.00       0.00       0.00       0.00
                              ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT
  OPERATIONS                       0.03       0.05       0.01       0.02       0.05       0.05
LESS DISTRIBUTIONS:
  Dividends from net
    investment income             (0.03)     (0.05)     (0.01)     (0.02)     (0.05)     (0.05)
  Distributions from net
    realized gain                  0.00       0.00       0.00       0.00       0.00       0.00
                              ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS          (0.03)     (0.05)     (0.01)     (0.02)     (0.05)     (0.05)
                              ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                          $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                              ---------  ---------  ---------  ---------  ---------  ---------
                              ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (NOT
  ANNUALIZED)                     2.58%      5.26%      5.51%**     2.47%     5.03%      5.42%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                     $449,647   $540,689    $36,443   $483,401  $1,340,325 $1,001,707
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets            0.25%      0.25%      0.26%      0.45%      0.45%      0.42%
  Ratio of net investment
    income to average net
    assets                        5.11%      5.21%      5.42%      4.91%      4.98%      5.32%
----------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                        0.39%      0.59%      0.69%      0.61%      0.60%      0.66%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                        4.97%      4.87%      4.99%      4.75%      4.83%      5.08%
----------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A FUND OF STAGECOACH FUNDS, INC. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. (FICM) SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE CLASS A SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(3)  THE CLASS E SHARES COMMENCED OPERATIONS ON MARCH 24, 1997.
(4)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON AUGUST 11,
     1995.
The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                    TREASURY MONEY MARKET
                                                                  MUTUAL FUND (1) (CONT.)
                                                          -------------------------------
                                                                    SERVICE CLASS (CONT.)
                                                          -------------------------------
                                                                SIX
                                                             MONTHS       YEAR       YEAR
                                                              ENDED      ENDED      ENDED
                                                          SEPT. 30,  MARCH 31,  MARCH 31,
                                                           1994 (2)       1994       1993
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $1.00      $1.00      $1.00
                                                          ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                 0.02       0.03       0.03
  Net realized and unrealized gain (loss) on investments       0.00       0.00       0.00
                                                          ---------  ---------  ---------
TOTAL FROM INVESTMENT OPERATIONS                               0.02       0.03       0.03
LESS DISTRIBUTIONS:
  Dividends from net investment income                        (0.02)     (0.03)     (0.03)
  Distributions from net realized gain                         0.00       0.00       0.00
                                                          ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS                                      (0.02)     (0.03)     (0.03)
                                                          ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                                $1.00      $1.00      $1.00
                                                          ---------  ---------  ---------
                                                          ---------  ---------  ---------
TOTAL RETURN (NOT ANNUALIZED)                                 3.75%**     2.81%     3.13%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                         $690,630   $654,950   $614,237
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                     0.43%      0.43%      0.43%
  Ratio of net investment income to average net assets        3.72%      2.77%      3.04%
-----------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                0.90%      0.90%      0.91%
Ratio of net investment income to average net assets
  prior to waived fees and reimbursed expenses                3.25%      2.30%      2.56%
-----------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A FUND OF STAGECOACH FUNDS, INC. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. (FICM) SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2) THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30. The accompanying notes are an integral part of these financial statements.

---------------------
16

                                                   NOTES TO FINANCIAL STATEMENTS

-------------------------------------------
NOTES TO FINANCIAL STATEMENTS
1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company commenced operations on January 1, 1992, and currently offers the following nineteen separate diversified funds: the Aggressive Growth, Asset Allocation, Balanced, Corporate Stock, Diversified Income, Equity Value, Ginnie Mae, Growth and Income, Government Money Market Mutual, Intermediate Bond, Money Market Mutual, Money Market Trust, National Tax-Free, National Tax-Free Money Market Mutual, Prime Money Market Mutual, Short-Intermediate U.S. Government Income, Small Cap, Treasury Money Market Mutual, and U.S. Government Allocation Funds; and five non-diversified funds: the Arizona Tax-Free, California Tax-Free Bond, California Tax-Free Income, California Tax-Free Money Market Mutual, and Oregon Tax-Free Funds. These financial statements represent the Prime Money Market Mutual and Treasury Money Market Mutual Funds (the "Funds").

The Company changed its fiscal year-end from September 30 to March 31.

At a special shareholders meeting on July 16, 1996, the Shareholders of Pacifica Funds Trust ("Pacifica") approved a plan of reorganization providing for the transfer of the assets and liabilities of each Pacifica portfolio to a corresponding fund of the Company in exchange for shares of designated classes of the corresponding Stagecoach Fund. As a result of this reorganization, effective September 6, 1996, the Stagecoach Prime Money Market Mutual and Treasury Money Market Mutual Funds were established to acquire all of the assets and assume all of the liabilities of the Pacifica Prime Money Market and Treasury Money Market Funds, respectively (collectively, the "Predecessor Funds"). These acquisitions were accomplished in separate tax-free exchanges for shares of the respective Fund. All performance and financial data prior to September 6, 1996 refers to the Predecessor Funds.

The Funds offer Class A, Institutional Class, and Service Class Shares. Additionally, the Treasury Money Market Mutual Fund commenced offering Class E shares on March 24, 1997. The four classes of shares differ principally in the applicable distribution, transfer agency, and shareholder servicing fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Gains are allocated to each class pro rata based upon net assets of each class on the date of

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS
distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and gain allocations and from differences in separate class expenses, including distribution, transfer agency and shareholder servicing fees.

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

The Funds invest in securities with remaining maturities not exceeding 397 days (thirteen months), including obligations of the U.S. government, bankers acceptances, commercial paper and certain floating- and variable-rate instruments. Certain of these floating- and variable-rate instruments may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity.

Each Fund uses the amortized cost method to value its portfolio securities and seeks to maintain a constant net asset value of $1.00 per share; however, there can be no assurance that the Funds will meet this goal. The amortized cost method involves valuing a security at its cost plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded no later than one business day after trade date. Interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are accreted or amortized as required by the Internal Revenue Code.

REPURCHASE AGREEMENTS

Transactions involving purchases of securities under agreements to resell such securities ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Fund's Portfolio of Investments. The Funds may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreement must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take

---------------------
18

                                                   NOTES TO FINANCIAL STATEMENTS
action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements entered into and held in the Funds at March 31, 1997, were collateralized by U.S. government obligations.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends from each Fund's net investment income are declared daily and distributed monthly. Any distributions to shareholders from net realized capital gains are declared and distributed annually.

FEDERAL INCOME TAXES

Each Fund of the Company is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Company to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Internal Revenue Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at December 31, 1996. The following fund had net capital loss carryforwards at December 31, 1996:

                                                                                    CAPITAL LOSS
FUND                                                   YEAR EXPIRES                 CARRYFORWARD
------------------------------------------------------------------------------------------------
Prime Money Market Mutual Fund                                 1998                      $ 1,928
                                                               1999                          525
                                                               2000                       60,951
                                                               2001                       56,414
                                                               2002                          622

Any loss carryforwards from Pacifica are included in the corresponding Stagecoach Fund's carryforwards as shown above. The Board of Directors intends to offset net capital gains with any capital loss carryforward until each carryforward has been fully utilized or expires. No capital gain distribution shall be made until any capital loss carryforwards have been fully utilized or have expired.

Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund. The differences between the income and gains distributed on a book versus tax basis, if any, are shown as excess distributions of net investment income and net realized gain on the sale of investments in the accompanying Statements of Changes in Net Assets. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS
may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

ORGANIZATION EXPENSES

The Funds have been charged for expenses incurred in connection with the organization and initial registration of the Funds and/or classes of shares. Such expenses are being amortized by each Fund on a straight-line basis over 60 months from the date the Fund and/or class commenced operations.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into separate advisory contracts on behalf of each Fund with WFB. Pursuant to the contracts, WFB has agreed to furnish to the Funds investment guidance and policy direction in connection with daily portfolio management. Under such contracts, WFB is entitled to be paid monthly advisory fees at the annual percentage rate of 0.25% of each Fund's average daily net assets.

For the period from October 1, 1995 to March 31, 1996, the Funds were advised by First Interstate Capital Management ("FICM"). Pursuant to the advisory contracts, the Funds paid an advisory fee at an annual rate of 0.30% of the first $500 million of each Fund's average daily net assets, 0.25% of the next $500 million, and 0.20% of each Fund's average daily net assets in excess of $1 billion. On April 1, 1996, First Interstate Bancorp ("FIB") was merged with and into Wells Fargo & Company ("Wells Fargo"); and FICM and First Interstate Bank of California ("FICAL") became indirect, wholly-owned subsidiaries of Wells Fargo. In connection with this merger, FICM changed its name to Wells Fargo Investment Management, Inc ("WFIM"). For the period from April 1, 1996 to September 5, 1996, such advisory fees were paid to WFIM.

The Company has entered into contracts on behalf of the Funds with WFB, whereby WFB is responsible for providing custody and portfolio accounting services for the Funds. For providing custody services, WFB is entitled to be compensated at an annual rate of 0.0167% of the average daily net assets of each Fund. For portfolio accounting services, WFB is entitled to a monthly base fee of $2,000 plus 0.07% of the first $50 million of each Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of the average daily net assets in excess of $100 million.

For the period from October 1, 1995 to March 31, 1996, FICAL served as the custodian for the Funds. Pursuant to the contracts, the Funds paid a custodian fee based on net assets and certain transaction charges. For the period from April 1, 1996 to September 5, 1996, such custodian fees were paid to WFB.

---------------------
20

                                                   NOTES TO FINANCIAL STATEMENTS

The Company has entered into a contract on behalf of the Funds with WFB, whereby WFB has agreed to act as transfer agent for the Funds. Under the transfer agency contract, WFB is entitled to receive transfer agency fees at an annual rate of 0.10% of the average daily net assets of the Class A shares of the Funds and 0.02% of the average daily net assets of the Institutional Class and Service Class shares of the Funds and the Class E shares of the Treasury Money Market Mutual Fund. Prior to February 1, 1997, under the contracts with the Funds, WFB was entitled to be paid transfer agency fees at an annual rate of 0.07%, 0.02% and 0.04% of the average daily net assets attributable to Class A, Institutional Class and Service Class shares, respectively. The transfer agency fees of the Funds for the six months ended March 31, 1997, were as follows:

                                                                             TRANSFER
                                                    TRANSFER  TRANSFER         AGENCY
                                                      AGENCY    AGENCY           FEES  TRANSFER AGENCY
                                                        FEES      FEES  INSTITUTIONAL             FEES
FUND                                                 CLASS A   CLASS E          CLASS    SERVICE CLASS
------------------------------------------------------------------------------------------------------
Prime Money Market Mutual Fund                      $113,094       N/A        $52,819         $117,918
Treasury Money Market Mutual Fund                     22,176     3,729         49,802          209,300

For the period from October 1, 1995 to September 5, 1996, the Funds retained Furman Selz LLC ("Furman Selz") to perform transfer agency services.

The Company has entered into contracts on behalf of the Funds with WFB, whereby WFB has agreed to provide shareholder services for the Funds. WFB is entitled to be compensated for these services based on an annual rate not to exceed 0.25% of average daily net assets attributable to the Class A shares of the Funds, 0.20% of the average daily net assets attributable to the Service Class shares of the Funds and 0.25% of the average daily net assets attributable to the Class E shares of the Treasury Money Market Mutual Fund. The shareholder servicing fees of the Funds for the six months ended March 31, 1997, were as follows:

                                                                                  SHAREHOLDER
                                                      SHAREHOLDER   SHAREHOLDER     SERVICING
                                                        SERVICING     SERVICING          FEES
                                                             FEES          FEES       SERVICE
FUND                                                      CLASS A       CLASS E         CLASS
---------------------------------------------------------------------------------------------
Prime Money Market Mutual Fund                           $353,671           N/A     $ 692,898
Treasury Money Market Mutual Fund                          68,907       $46,608     1,230,129

The shareholder servicing fees of the Funds for the year ended September 30, 1996 were as follows:

                                                                                   SHAREHOLDER
                                                    SHAREHOLDER      SHAREHOLDER     SERVICING
                                                      SERVICING   SERVICING FEES          FEES
                                                           FEES    INSTITUTIONAL       SERVICE
FUND                                                    CLASS A            CLASS         CLASS
----------------------------------------------------------------------------------------------
Prime Money Market Mutual Fund                         $801,388       $1,652,003     $ 882,301
Treasury Money Market Mutual Fund                       153,899        1,432,124     3,022,260

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

For the period from October 1, 1995 to September 5, 1996, various banks, trust companies, broker-dealers or other financial organizations (collectively, "Service Organizations") also provided administrative services for the Funds, such as maintaining shareholder accounts and records. The Funds paid fees to Service Organizations in amounts up to an annual rate of 0.25% of the average daily net assets of the Funds' shares owned by shareholders with whom the Service Organizations had a servicing relationship.

Subject to the overall supervision of the Company's Board of Directors, WFB as administrator and Stephens Inc. ("Stephens") as co-administrator provide each Fund with supervisory, administrative and distribution services. For these administrative services, WFB and Stephens are entitled to receive monthly fees at the annual rates of 0.04% and 0.02%, respectively, of each Fund's average daily net assets. Prior to February 1, 1997, Stephens provided substantially the same services as sole administrator to the Funds. Under the previous agreements, Stephens was entitled to receive a monthly fee at the annual rate of 0.05% of the average daily net assets of the Funds.

For the period from October 1, 1995 to April 15, 1996, The Dreyfus Corporation ("Dreyfus") provided administrative services for the operation of the Funds. As compensation for such services, each Fund paid Dreyfus an annual fee payable monthly equal to 0.10% of the average daily net assets of each Fund. From April 15, 1996 to September 5, 1996, Furman Selz provided administrative services for the operation of the Funds. As compensation for such services, each Fund paid Furman Selz an annual fee payable monthly up to 0.15% of the average daily net assets of the Fund.

The Company has adopted Distribution Plans pursuant to Rule 12b-1 under the 1940 Act for Class A shares of the Funds and Class E shares of the Treasury Money Market Mutual Fund. The Distribution Plan for Class A shares of the Funds provides that the Funds may defray all or part of the cost of preparing, printing and distributing prospectuses and other promotional materials by paying on an annual basis up to 0.05% of the average daily net assets attributable to the Class A shares of the Funds. Each Fund may participate in joint distribution activities with any of the other funds, in which event, expenses reimbursed out of the assets of one Fund may be attributable, in part, to the distribution-related activities of another fund. Generally, the expenses attributable to joint distribution activities are allocated among all of the funds in proportion to their relative net asset sizes.

The separate Class E Distribution Plan for the Treasury Money Market Mutual Fund provides that the Fund may pay, as compensation for distribution-related services, a monthly fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class E shares.

---------------------
22

                                                   NOTES TO FINANCIAL STATEMENTS

For the six months ended March 31, 1997, the Treasury Money Market Mutual Fund paid distribution fees of $13,781 and $46,608 for the Class A and Class E shares, respectively.

For the period from October 1, 1995 to September 5, 1996, the Funds had adopted a Distribution Plan. The Plan provided for payments by each Fund equal to 0.05% of the average daily net assets of the Class A shares of the Funds.

FEES WAIVED

All amounts shown as waived fees and reimbursed expenses on the Statements of Operations for the six months ended March 31, 1997 were waived by WFB. The following amounts of fees were waived for the periods ended September 30, 1996:

                                                                     FEES WAIVED    FEES WAIVED
FUND                                                                      BY FIB         BY WFB
-----------------------------------------------------------------------------------------------
Prime Money Market Mutual Fund                                      $  1,553,968   $  1,347,246
Treasury Money Market Mutual Fund                                      2,173,591      1,877,973

Waived fees and reimbursed expenses continue at the discretion of WFB and Stephens. WFB and Stephens have each agreed to waive or reimburse all or a portion of their respective fees charged to, or expenses paid by, each Fund to ensure that the total fund operating expenses do not exceed, on an annual basis, 0.55%, 0.45%, and 0.25% of the average daily net assets attributable to Class A, Service Class, and Institutional Class shares of each Fund, respectively, through August 31, 1997.

Certain officers and directors of the Company are also officers of Stephens. At March 31, 1997, Stephens owned 76 shares of the Prime Money Market Mutual Fund and 76 shares of the Treasury Money Market Mutual Fund.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

3. CAPITAL SHARE TRANSACTIONS

As of March 31, 1997, there were 91 billion shares of $.001 par value capital stock authorized by the Company. At March 31, 1997, each Fund was authorized to issue 5 billion shares of $.001 par value capital stock for each class of shares. Capital share transactions for the Funds were as follows:

                                                               PRIME MONEY MARKET MUTUAL FUND
                                            -------------------------------------------------
                                                FOR THE SIX          FOR THE          FOR THE
                                                 YEAR ENDED       YEAR ENDED       YEAR ENDED
                                             MARCH 31, 1997   SEPT. 30, 1996   SEPT. 30, 1995
---------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                        332,735,076      831,632,592              N/A
  Shares issued in reinvestment of
    dividends -- Class A                            240,495          916,433              N/A
  Shares redeemed -- Class A                   (320,827,816)    (567,563,822)             N/A
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS A                          12,147,755      264,985,203              N/A
  Shares sold -- Institutional Class          1,593,660,723    5,079,737,453      104,661,000
  Shares issued in reinvestment of
    dividends -- Institutional Class              1,847,923          176,187                0
  Shares redeemed -- Institutional Class     (1,481,265,875)  (4,686,437,789)     (74,055,000)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- INSTITUTIONAL CLASS             114,242,771      393,475,851       30,606,000
  Shares sold -- Service Class                1,211,658,277    2,007,890,215    8,252,511,223
  Shares issued in reinvestment of
    dividends -- Service Class                       90,409          117,361                0
  Shares redeemed -- Service Class           (1,326,393,380)  (1,881,188,709)  (8,203,819,000)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- SERVICE CLASS                  (114,644,694)     126,818,867       48,692,223

---------------------
24

                                                   NOTES TO FINANCIAL STATEMENTS

                                                                  TREASURY MONEY MARKET MUTUAL FUND
                                                    -----------------------------------------------
                                                       FOR THE SIX         FOR THE          FOR THE
                                                      MONTHS ENDED      YEAR ENDED       YEAR ENDED
                                                    MARCH 31, 1997  SEPT. 30, 1996   SEPT. 30, 1995
---------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                               101,803,385     265,329,368              N/A
  Shares issued in reinvestment of dividends --
    Class A                                                117,496         303,969              N/A
  Shares redeemed -- Class A                           (89,139,342)   (211,928,115)             N/A
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
 CLASS A                                                12,781,539      53,705,222              N/A
  Shares sold -- Class E                               892,833,080             N/A              N/A
  Shares issued in reinvestment of dividends --
    Class E                                                      0             N/A              N/A
  Shares redeemed -- Class E                           (72,176,053)            N/A              N/A
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
 CLASS E                                               820,657,027             N/A              N/A
  Shares sold -- Institutional Class                   998,327,613   4,920,884,222      120,817,000
  Shares issued in reinvestment of dividends --
    Institutional Class                                    978,929       1,018,863                0
  Shares redeemed -- Institutional Class            (1,090,336,130) (4,417,665,197)     (84,374,000)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
 INSTITUTIONAL CLASS                                   (91,029,588)    504,237,888       36,443,000
  Shares sold -- Service Class                       2,043,006,904   3,893,787,080   20,388,947,721
  Shares issued in reinvestment of dividends --
    Service Class                                          348,407         227,942                0
  Shares redeemed -- Service Class                  (2,900,254,375) (3,555,407,931) (20,077,871,000)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
 SERVICE CLASS                                        (856,899,064)    338,607,091      311,076,721

                                                           ---------------------

INDEPENDENT AUDITORS' REPORT
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
STAGECOACH FUNDS, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Prime Money Market Mutual Fund and Treasury Money Market Mutual Fund (two of the funds comprising Stagecoach Funds, Inc.) as of March 31, 1997, and the related statements of operations and changes in net assets, and financial highlights for the six months ended March 31, 1997, and for the year ended September 30, 1996. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. All years or periods indicated in the accompanying financial statements and financial highlights ending prior to October 1, 1995 were audited by other auditors whose reports dated November 15, 1995, and May 4, 1994, expressed unqualified opinions on this information.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1997, by correspondence with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Stagecoach Funds, Inc. as of March 31, 1997, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated herein, except as noted above, in conformity with generally accepted accounting principles.

                   [SIG]
[KPMG Peat Marwick LLP]

SAN FRANCISCO, CALIFORNIA
MAY 9, 1997

---------------------
26

                                                           LIST OF ABBREVIATIONS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG              --   Association of Bay Area Governments
ADR               --   American Depository Receipts
AMBAC             --   American Municipal Bond Assurance Corporation
AMT               --   Alternative Minimum Tax
ARM               --   Adjustable Rate Mortgages
BART              --   Bay Area Rapid Transit
CDA               --   Community Development Authority
CDSC              --   Contingent Deferred Sales Charge
CGIC              --   Capital Guaranty Insurance Company
CGY               --   Capital Guaranty Corporation
CMT               --   Constant Maturity Treasury
COFI              --   Cost of Funds Index
CONNIE LEE        --   Connie Lee Insurance Company
COP               --   Certificate of Participation
CP                --   Commercial Paper
DW&P              --   Department of Water & Power
DWR               --   Department of Water Resources
EDFA              --   Education Finance Authority
FGIC              --   Financial Guaranty Insurance Corporation
FHA               --   Federal Housing Authority
FHLMC             --   Federal Home Loan Mortgage Corporation
FNMA              --   Federal National Mortgage Association
FSA               --   Financial Security Assurance, Inc
GNMA              --   Government National Mortgage Association
GO                --   General Obligation
HFA               --   Housing Finance Authority
HFFA              --   Health Facilities Financing Authority
IDA               --   Industrial Development Authority
LIBOR             --   London Interbank Offered Rate
LOC               --   Letter of Credit
MBIA              --   Municipal Bond Insurance Association
MFHR              --   Multi-Family Housing Revenue
MUD               --   Municipal Utility District
PCFA              --   Pollution Control Finance Authority
PCR               --   Pollution Control Revenue
PFA               --   Public Finance Authority
PSFG              --   Public School Fund Guaranty
RAW               --   Revenue Anticipation Warrants
RDA               --   Redevelopment Authority
RDFA              --   Redevelopment Finance Authority
R&D               --   Research & Development
SFMR              --   Single Family Mortgage Revenue
TBA               --   To Be Announced
TRAN              --   Tax Revenue Anticipation Notes
USD               --   Unified School District
V/R               --   Variable Rate

                                                           ---------------------

Wells Fargo provides investment advisory services, shareholder services, and certain other services for the Stagecoach Funds. The Funds are sponsored and distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo is not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-260-5969. Read the prospectus carefully before you invest or send money.

SCF 086 (5/97)

STAGECOACH
FUNDS-REGISTERED TRADEMARK-
P.O. Box 7066
San Francisco, CA 94120-7066
DATED MATERIAL
PLEASE EXPEDITE

                     [LOGO]
                                               -C- 1997 Stagecoach Funds